CIRR-system (Tables)	12 Months Ended
Dec. 31, 2023
CIRR-system
Schedule of information about CIRR-systems

Statement of comprehensive income for the CIRR-system

Skr mn	2023	2022
Interest income	2,329	2,231
Interest expenses	-1,904	-2,012
Interest compensation	—	2
Foreign exchange effects	1	3
Profit before compensation to SEK	426	224
Administrative remuneration to SEK	-260	-236
Operating profit CIRR-system	166	-12
Reimbursement to (-) / from (+) the State	-166	12

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2023	Dec 31, 2022
Cash and cash equivalents	1	1
Loans	101,361	94,241
Derivatives	4,334	8,571
Other assets	179	218
Prepaid expenses and accrued revenues	1,711	1,597
Total assets	107,586	104,628

Liabilities	105,642	103,336
Derivatives	859	—
Accrued expenses and prepaid revenues	1,085	1,292
Total liabilities and equity	107,586	104,628

Commitments
Committed undisbursed loans	36,505	56,265